Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 7 - SHAREHOLDERS’ EQUITY

a.	Share capital:

The Company’s ordinary shares are traded in the United States on the Nasdaq Global Market, under the symbol MNDO.

b.	Treasury shares:

During the period between September 2008 and December 2009, the Company has purchased an aggregate amount of 3,165,092 ordinary shares for a total consideration of approximately $2.8 million. Currently, the Company does not have an active buyback plan. As of December 31, 2020, the remaining treasury shares are 1,674,184 which amounted to $1,143 thousand.

c.	Dividend:

Dividends paid per share in the years ended December 31, 2020, 2019 and 2018 were $0.24, $0.26 and $0.30, respectively.

The Company paid dividends to its shareholders in the amounts of $4.8 million, $5.1 million and $5.8 million during the years ended December 31, 2020, 2019 and 2018, respectively.

d.	Stock option plan:

In 2011, the Board of Directors and the Company’s shareholders approved a share incentive plan (the “2011 Share Incentive Plan”). Under the 2011 Share Incentive Plan, options for up to 1,800,000 ordinary shares of NIS 0.01 par value can be granted to employees, directors, consultants or contractors of the Company and its subsidiaries.

Each option can be exercised to purchase one ordinary share. Immediately upon issuance, the ordinary shares issuable upon the exercise of the options will confer on holders the same rights as the other ordinary shares.

The Board of Directors determines the exercise price and the vesting period of the options granted. The outstanding options granted under the abovementioned plan vest over 2-4 years. Options not exercised will expire five years after the day of grant.

The compensation costs charged against income for all of the Company’s equity incentive plans during the years ended December 31, 2020, 2019 and 2018 were approximately $213 thousand, $200 thousand and $224 thousand, respectively.

Under Section 102 of the Israeli Income Tax Ordinance, pursuant to an election made by the Company thereunder, Israeli employees (except for employees who are deemed “Controlling Members” under the Israeli Income Tax Ordinance) are subject to a lower tax rate on capital gains accruing to them in respect of Section 102 awards. However, the Company is not allowed to claim as an expense for tax purposes the amounts credited to such employees.

1)	The following is a summary of the status of the 2011 Share Incentive Plan as of December 31, 2020, 2019 and 2018, and changes during the years ended on those dates:

	Years Ended December 31,
	2 0 2 0		2 0 1 9		2 0 1 8
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price

Options outstanding at the beginning of year	352,000	$0.23	674,200	$1.460	813,100	$1.490
Changes during year:
Granted (a)	64,000	$0.003	156,000	$0.003	118,000	$0.003
Exercised	(89,500)	$0.003	(108,200)	$0.003	(131,800)	$0.0 03
Forfeited	(56,000)	$1.233	(90,000)	$0.003	(74,100)	$0.500
Expired	(4,000)	$2.688	(280,000)	$2.947	(51,000)	$2.950
Options outstanding at the end of year	266,500	$0.003	352,000	$0.23	674,200	$1.46

Options exercisable at the end of year	23,000	$0.003	34,000	$1.49	350,000	$2.630

Weighted average grant date fair value of options granted during the year (b)		$1.32		$1.31		$1.46

(a)	In the years ended December 31, 2020 and 2019 and 2018, the options were granted with an exercise price equal to par value of NIS 0.01.

(b)	The fair value of each stock option granted is computed on the date of grant according to the Black-Scholes option pricing model with the following assumptions:

	Years Ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8

Dividend yield	10.3%	11%	11%
Expected volatility*	22%	25%	28%
Average risk-free interest rate	0.53%	1.86%	2.60%
Expected average term - in years	3.88	3.88	3.88

*	Volatility is based on historical volatility of the Company’s share price for periods matching the expected term of the option until exercise.

As of December 31, 2020, there were approximately $272 thousand of total unrecognized compensation costs, net of expected forfeitures, related to unvested share-based compensation awards granted under the 2011 Share Incentive Plan. The costs are expected to be recognized over a weighted average period of 1.35 years.

2)	The following table summarizes information about options outstanding and exercisable as of December 31, 2020:

	Options Outstanding			Options Exercisable
	Number	Weighted		Number	Weighted
	outstanding	average	Weighted	exercisable	average	Weighted
Range of	at	remaining	average	at	remaining	average
exercise	December 31,	contractual	exercise	December 31,	contractual	exercise
prices	2 0 2 0	life	price	2 0 2 0	life	price
		Years			Years

$0.003	266,500	3.43	$0.003	23,000	1.9	$0.003

The total intrinsic value of options exercised during the years ended December 31, 2020, 2019 and 2018 were approximately $212 thousand, $115 thousand and $266 thousand, respectively. As of December 31, 2020 the aggregate intrinsic value of the outstanding options is $687 thousand, and the aggregate intrinsic value of the exercisable options is $60 thousand.